Cover	Jun. 12, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 12, 2023
Entity File Number	001-13759
Entity Registrant Name	REDWOOD TRUST, INC.
Entity Central Index Key	0000930236
Entity Tax Identification Number	68-0329422
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	One Belvedere Place
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Mill Valley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94941
City Area Code	415
Local Phone Number	389-7373
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	RWT
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	10% Series A Fixed-Rate Reset Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	RWT PRA
Security Exchange Name	NYSE